General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
General and administrative expenses
Schedule of general and administrative expenses

		2020,	2020, as previously	2019,	2019, as previously
	2021	restated*	reported	restated*	reported
Employee benefits expenses	(10,497)	(2,033)	(1,045)	(1,912)	(1,002)
Professional fees	(7,457)	(1,473)	(1,473)	(278)	(278)
Other operating expenses	(5,077)	(183)	(183)	(421)	(421)
	(23,031)	(3,689)	(2,701)	(2,611)	(1,701)

* For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).